FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying values of the financial assets and liabilities at December 31, 2019 and December 31, 2018 are as follows:

As at	December 31, 2019	December 31, 2018
Financial Assets
At fair value through profit or loss
Warrant investments (note 12)	$1,605	$1,209

Loans and receivables, measured at amortized cost
Cash	$707,206	$332,227
Restricted cash	—	22,190
Accounts receivable (not including sales taxes)	3,110	8,794
	$710,316	$363,211

Investments in equity securities, measured at fair value through Other Comprehensive Income
Investments in equity securities (note 12)	$253,540	$141,781

Financial Liabilities
At fair value through profit or loss
Share based payment liabilities (note 16)	$55,257	$4,276
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities (note 14)	$151,760	$125,635
Leases (note 15)	15,316	22,224
	$222,333	$152,135

Disclosure of financial liabilities
The contractual cash flow obligations of the Company as at December 31, 2019 are as follows:

As at December 31, 2019	Total	Less than a year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$151,760	$151,760	$—	$—	$—
Lease obligation payments	15,717	10,485	5,054	178	—
Income taxes payable	188,450	188,450	—	—	—
	$355,927	$350,695	$5,054	$178	$—
The carrying values of the financial assets and liabilities at December 31, 2019 and December 31, 2018 are as follows:

As at	December 31, 2019	December 31, 2018
Financial Assets
At fair value through profit or loss
Warrant investments (note 12)	$1,605	$1,209

Loans and receivables, measured at amortized cost
Cash	$707,206	$332,227
Restricted cash	—	22,190
Accounts receivable (not including sales taxes)	3,110	8,794
	$710,316	$363,211

Investments in equity securities, measured at fair value through Other Comprehensive Income
Investments in equity securities (note 12)	$253,540	$141,781

Financial Liabilities
At fair value through profit or loss
Share based payment liabilities (note 16)	$55,257	$4,276
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities (note 14)	$151,760	$125,635
Leases (note 15)	15,316	22,224
	$222,333	$152,135

Disclosure of fair value measurement of assets
The fair value hierarchy of financial instruments measured at fair value on the consolidated statement of financial position is as follows:

As at	December 31, 2019	December 31, 2018
Level 1
Investments in equity securities - publicly traded	$252,385	$141,781
Share based payment liabilities (note 16)	$55,257	$4,276

Level 2
Warrant investments (note 12)	$1,605	$1,209

Level 3
Investments in equity securities - privately held	$1,155	$—

Disclosure of fair value measurement of liabilities
The fair value hierarchy of financial instruments measured at fair value on the consolidated statement of financial position is as follows:

As at	December 31, 2019	December 31, 2018
Level 1
Investments in equity securities - publicly traded	$252,385	$141,781
Share based payment liabilities (note 16)	$55,257	$4,276

Level 2
Warrant investments (note 12)	$1,605	$1,209

Level 3
Investments in equity securities - privately held	$1,155	$—

Disclosure of nature and extent of risks arising from financial instruments
The table below also provides a sensitivity analysis of a 10 percent adverse movement of the US dollar against the Canadian dollar and Australian dollar as identified which would have decreased the Company’s net earnings by the amounts shown in the table below. A 10 percent weakening of the US dollar against the foreign currencies would have had the equal but opposite effect as at December 31, 2019.

US$
Total foreign currency net financial assets in US$[1]	$685,295
Impact of a 10% variance of the CAD:US exchange rate on net earnings	$5,130
Impact of a 10% variance of the AUD:US exchange rate on net earnings	$43,085

(1)	Includes financial assets and financial liabilities denominated in United States Dollars

	CAD	AUD
Closing US dollar exchange rate at December 31, 2019	$0.77	$0.70
Average US dollar exchange rate during the year ended December 31, 2019	$0.75	$0.70
Closing US dollar exchange rate at December 31, 2018	$0.73	$0.70
Average US dollar exchange rate during the year ended December 31, 2018	$0.77	$0.75